UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23134

CC Real Estate Income Master Fund
(Exact name of registrant as specified in charter)

590 Madison Avenue, 34th Floor
New York, NY	10022
(Address of principal executive offices)	(Zip code)

Kevin P. Traenkle
Chief Executive Officer and President
CC Real Estate Income Master Fund
590 Madison Avenue, 34th Floor
New York, NY 10022
(Name and address of agent for service)

Copy to:
Frank V. Saracino
Chief Financial Officer and Treasurer
CC Real Estate Income Master Fund
590 Madison Avenue, 34th Floor
New York, NY 10022

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

The semi-annual report (the “Semi-Annual Report”) of CC Real Estate Income Master Fund, formerly NorthStar Real Estate Capital Income Master Fund (the “Master Fund”) for the six months ended June 30, 2019, transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CC Real Estate INCOME FUND

2019 SEMI-ANNUAL REPORT

CC Real Estate Income Master Fund

For the six months ended June 30, 2019

Table of Contents

CC Real Estate Income Master Fund
Semi-Annual Report for the Six Months Ended June 30, 2019

CC Real Estate Income Master Fund
Unaudited Schedule of Investments
As of June 30, 2019

Security	Rate		Maturity Date	Face Amount/Principal	Amortized Cost(a)	Amortized Cost as a% of Face Amount	Fair Value
Commercial Mortgage-Backed Securities (“CMBS”) — 15.8%(b)
Bank of America Commercial Mortgage Trust Series 2015-UBS, Class D	3.17%		09/15/2048	$2,645,000	$2,237,131	84.6%	$2,358,313
Bank of America Commercial Mortgage Trust, Series 2016-UB10, Class D	3.00%		07/15/2049	80,000	61,826	77.3%	70,305
Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class D	3.25%		02/15/2050	40,000	33,379	83.4%	35,882
COMM Mortgage Trust, Series 2014-UBS5, Class E	3.50%		09/10/2047	1,500,000	987,769	65.9%	987,525
JP Morgan Bank, Series 2016-C2, Class D	3.40%		06/15/2049	1,800,000	1,516,710	84.3%	1,606,044
Total Commercial Mortgage-Backed Securities (Amortized Cost $4,836,815)							5,058,069

Affiliated Investments - 10.3%
Core Property Corp. - Equity Investment (606,800 shares)(c)(d)(e)					606,800	100.0%	—
Core Property Corp. - Mezzanine Loan(c)(d)	8.00%		11/19/2028	5,460,299	5,460,299	100.0%	3,288,530
Total Affiliated Investments (Cost $6,067,099)(a)							3,288,530

Term Loan -3.8%
Kentucky Fried Chicken Term Loan	11.00%	(f)	10/17/2019	1,221,961	1,221,961	100%	1,221,961
Total Term Loan (Cost $1,221,961)(a)							1,221,961

Common Stock - 4.6%
TriplePoint Venture Growth BDC Corp. (102,906 shares)							1,464,353
Total Common Stock (Cost $1,402,000)(a)							1,464,353

TOTAL INVESTMENTS (Cost $13,527,875)(a) - 34.5%							11,032,913
OTHER ASSETS AND LIABILITIES-NET - 65.5%							20,896,805
NET ASSETS - 100.0%							$31,929,718

Shares Outstanding							5,860,189
Net Asset Value per Common Share							$5.45

(a)	Also represents cost for federal income tax purposes.
(b)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(c)	Affiliated investment.
(d)	At June 30, 2019, the Fund owned more than 25% of the voting securities of Core Property Corp., thereby making this a controlled affiliate, as defined by the 1940 Act, of the Fund.
(e)	Non-Income Producing Security.
(f)	Rate shown includes 0.05% issuance fee.

Refer to notes to accompanying financial statements.

CC Real Estate Income Master Fund
Unaudited Statement of Assets and Liabilities

As of
June 30, 2019
Assets
Cash	$21,104,316
Unaffiliated Investments, at fair value (Cost $7,460,776)	7,744,383
Affiliated investments, at fair value (Cost $6,067,099)	3,288,530
Interest receivable	27,895
Total assets	32,165,124

Liabilities
Administrative services expenses payable	129,546
Professional fees payable	69,746
Accounting and administrative fee payable	33,025
Other liabilities and accrued expenses	3,089
Total liabilities	235,406
Net assets	$31,929,718

Commitments and contingencies (Note 10)

Composition of net assets
Common shares, $0.001 par value per share, unlimited shares authorized, 5,860,189 shares issued and outstanding	$5,860
Paid-in-capital in excess of par value	35,274,143
Total distributable earnings	(3,350,285)
Net assets	$31,929,718

Net Asset Value per common share	$5.45

Refer to notes to accompanying financial statements.

CC Real Estate Income Master Fund
Unaudited Statement of Operations

For the
Six Months Ended
June 30, 2019
Investment income
Interest income	$978,223
Dividend income	74,092
Total investment income	1,052,315

Operating expenses
Administrative services expenses	313,044
Management fees	214,338
Professional fees	226,382
Accounting and administrative fees	198,231
Trustees’ fees	118,500
Interest on reverse repurchase agreements	57,988
Offering costs	21,014
Other expenses	57,795
Total expenses	1,207,292
Less: Expense reimbursement from Advisor (Note 4)	(645,379)
Less: Management fees waived by the Advisor (Note 4)	(107,750)
Net investment income	598,152

Net Realized Gain/(Loss) and Unrealized Appreciation (Depreciation) on Investments
Net realized gain on investments	329,681
Net realized loss on futures contracts	(1,335,892)
Net realized loss on credit default swap contracts	(13,087)
Net change in unrealized depreciation on investments	(1,309,615)
Net change in unrealized appreciation on futures contracts	392,935
Net change in unrealized appreciation on credit default swap contracts	243,128
Total net realized gain/(loss) and unrealized appreciation (depreciation) on investments and futures contracts	(1,692,850)
Net decrease in net assets resulting from operations	$(1,094,698)

Refer to notes to accompanying financial statements.

CC Real Estate Income Master Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
Operations:
Net investment income	$598,152	$2,290,950
Net realized (loss) gain on investments, futures contracts and credit default swap contracts	(1,019,298)	354,247
Net change in unrealized (depreciation) on investments, future contracts and credit default swap contracts	(673,552)	(1,868,462)
Net (decrease) increase in net assets resulting from operations	(1,094,698)	776,735

Shareholder Distributions
From distributable earnings	(607,000)	(2,362,756)
Net decrease in net assets resulting from shareholder distributions	(607,000)	(2,362,756)

Capital transactions
Issuance of common shares (Note 3)	147,000	7,203,005
Repurchase of common shares (Note 3)	(796,785)	(921,079)
Offering costs (Note 2)	—	63,341
Net (decrease) increase in net assets resulting from capital transactions	(649,785)	6,345,267

Total (decrease) increase in net assets	(2,351,483)	4,759,246
Net assets at beginning of period	34,281,201	29,521,955
Net assets at end of period	$31,929,718	$34,281,201

Refer to notes to accompanying financial statements.

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2019

1.	Business and Organization

CC Real Estate Income Master Fund (the “Master Fund”), formerly NorthStar Real Estate Capital Income Master Fund, was organized as a Delaware statutory trust on October 2, 2015. The Master Fund’s primary investment objectives are to generate attractive and consistent income and preserve and protect shareholders’ capital, with a secondary objective of capital appreciation.

The Master Fund commenced operations on May 6, 2016, when the registration statements of CC Real Estate Income Fund (the “RE Income Fund”), formerly NorthStar Real Estate Capital Income Fund, and CC Real Estate Income Fund-T (“RE Income Fund-T”), formerly NorthStar Real Estate Capital Income Fund-T, and collectively with RE Income Fund, the “Trusts”, whose principal investment strategy is identical to the Master Fund, were declared effective by the Securities and Exchange Commission (the “SEC”).

Two additional feeder funds of the Master Fund, CC Real Estate Income Fund-ADV (“RE Income Fund-ADV”), formerly NorthStar Real Estate Capital Income Fund-ADV, and CC Real Estate Fund-C (“RE Income Fund-C”), formerly NorthStar Real Estate Capital Income Fund-C, and collectively, together with the Trusts and RE Income Fund-ADV, the “Feeder Funds” were formed on May 5, 2017 and September 20, 2017, respectively. RE Income Fund-ADV and RE Income Fund-C commenced operations on November 8, 2017 and on January 30, 2018, respectively, the date when their respective registration statements were declared effective by the SEC.

As of June 30, 2019, approximately 85.9%, 9.5%, 0.4% and 0.4% of the Master Fund’s outstanding common shares of beneficial interest, par value $0.001 per share, or its common shares, were held by RE Income Fund, RE Income Fund-T, RE Income Fund-ADV and RE Income Fund-C, respectively. The remaining 3.8% was held by Colony Capital FV Holdings, LLC (“Colony Capital FV”) an affiliate of Colony Capital (defined below).

The Master Fund is externally managed by CNI RECF Advisors, LLC (the “Advisor”), a Delaware limited liability company, which is a registered investment adviser under the Investment Advisers Act of 1940, as amended, (the “Advisers Act”). The Advisor is a subsidiary of Colony Capital, Inc. (“Colony Capital”) which trades on the NYSE under the ticker symbol “CLNY.” Colony Capital manages capital on behalf of its stockholders, as well as institutional and retail investors in private funds, non-traded and traded REITs and registered investment companies.

Pursuant to an advisory agreement (the “Master Fund Advisory Agreement”), the Advisor oversees the management of the Master Fund’s activities, including investment strategies, investment goals, asset allocation, asset management, leverage limitations, reporting requirements and other guidelines in addition to the general monitoring of the Master Fund’s portfolios, subject to the oversight of the Master Fund’s Board of Trustees (the “Board”). The Advisor also provides certain other administrative services, including marketing, investor relations and certain accounting services and maintenance of certain books and records on behalf of the Master Fund, furnishes the Master Fund with office facilities and equipment, provides clerical services to the Master Fund, performs the calculation and publication of the Master Fund’s net asset value (“NAV”), oversees the preparation and filing of the Master Fund’s tax returns, the payment of the Master Fund’s expenses and the performance oversight of various third party service providers.

On February 21, 2019, the Board of Trustees of the Master Fund and Feeder Funds (the “Funds”), at the recommendation of the Advisor, approved a Plan of Dissolution, Liquidation and Termination (the “Plan”) that provided for the dissolution, complete liquidation and termination of assets of the Funds, and the distribution of the net proceeds of such liquidation to the Fund’s shareholders, respectively, on a pro rata basis. Following the approval of the Plan, the Funds were closed to new investors, the offering was suspended and the Advisor began the process of liquidating the Master Fund’s portfolio. As the Funds have adopted the Plan, the Board has determined that the Funds will no longer declare distributions effective April 1, 2019. The Board also determined that the Trusts will cease repurchases. In addition, in preparation for a liquidation of the Funds, the Board has approved the termination of the Distribution Reinvestment Plan, effective as of the date of approval of the Plan.

The Master Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that has elected to be treated, and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Refer to Note 2, “Summary of Significant Accounting Policies - Income Taxes” for further details.

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2019

2.	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited financial statements of the Master Fund have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, the accompanying unaudited financial statements do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair statement have been included. Operating results for the six months ended June 30, 2019 are not necessarily indicative of the results that may be expected for the year ending December 31, 2019. The Master Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

Use of Estimates

The preparation of the Master Fund’s unaudited financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that could affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates and those differences may be material.

Cash

As of June 30, 2019, cash represents cash held in custody at MUFG Union Bank, N.A. in a bank deposit account that, at times, may exceed federally insured limits.

Valuation of Portfolio Investments

The Master Fund determines the fair value of its investment portfolio as of the close of each regular trading session of the NYSE. The Master Fund will calculate the NAV of its common shares, by subtracting total liabilities (including accrued expenses or distributions) from the total assets of the Master Fund (the value of securities, plus cash or other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Master Fund. The Master Fund’s assets and liabilities are valued in accordance with the principles set forth below.

The Board has approved the Master Fund’s Valuation Policies and Procedures (the “Valuation Policies and Procedures”) as amended from time to time, and the formation of a valuation committee (the “Valuation Committee”) that consists of personnel from the Advisor whose membership on the Valuation Committee was approved by the Board. The Valuation Committee values the Master Fund’s assets in good faith pursuant to the Valuation Policies and Procedures and applies a consistent valuation process, which was developed and approved by the Board. Portfolio securities and other assets for which market quotes are readily available will be valued at market value as provided by an independent pricing source. In circumstances where market quotes are not readily available, the Board has adopted the Valuation Policies and Procedures for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Valuation Committee. On a quarterly basis, the audit committee of the Board reviews the valuation determination made with respect to the Master Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Master Fund’s Valuation Policies and Procedures. The Board reviews and ratifies such value determinations.

ASC Topic 820, Fair Value Measurements and Disclosure, (“ASC Topic 820”), issued by the FASB clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Refer to Note 5, “Investment Portfolio” for further discussion on fair value measurement. In accordance with ASC Topic 820, when determining the fair value of an asset or liability, the Valuation Committee seeks to determine the price that would be received from the sale of the asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value determinations are based upon all available inputs that the Valuation Committee deems relevant, which may include indicative dealer quotes, independent third party pricing vendors, values of like securities, recent portfolio company financial statements and forecasts, and valuations prepared by third party valuation services. However, determination of fair value involves subjective judgments and estimates. Accordingly, the notes to the Master Fund’s financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Master Fund’s financial statements.

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2019

Investments where a market price is readily available:

Generally, the value of any equity interests in public companies for which market quotations are readily available will be based upon the most recent closing public market price. Securities that carry certain restrictions on sale will typically be valued at a discount from the market value of the security. Loans or investments traded over the counter and not listed on an exchange are valued at a price obtained from third-party pricing services, including, where appropriate, multiple broker dealers, as determined by the Valuation Committee.

Investments where a market price is not readily available:

For investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Master Fund will value such investments at fair value as determined in good faith by the Board, with assistance from the Valuation Committee, in accordance with the Master Fund’s Valuation Policies and Procedures.

In making its determination of fair value, the Valuation Committee may retain and rely upon valuations obtained from independent valuation firms; provided that the Valuation Committee shall not be required to determine fair value in accordance with the valuation provided by any single source, and the Valuation Committee shall retain the discretion to use any relevant data, including information obtained from any independent third-party valuation or pricing service, that the Valuation Committee deems to be reliable in determining fair value under the circumstances.

Security Transactions and Revenue Recognition

Security transactions are accounted for on their trade date. For commercial real estate (“CRE”) related debt investments, including first mortgage loans, subordinate mortgage and mezzanine loans, participations in such loans and interest income on such investments is recognized on an accrual basis and any related premium, discount, origination costs and fees are amortized over the life of the investment using the effective interest method. The amortization is reflected as an adjustment to interest income in the statement of operations. For CRE related securities which include commercial mortgage-back securities (“CMBS”) and unsecured debt of publicly-traded REITs, interest income on such investments is recognized using the effective interest method with any premium or discount amortized or accreted through earnings based on expected cash flow through the maturity date of the security. Changes to expected cash flow may result in a change to the yield which is then applied retrospectively for high-credit quality securities that cannot be prepaid or otherwise settled in such a way that the holder would not recover substantially all of the investment or prospectively for all other securities to recognize interest income. The Master Fund will record dividend income on the ex-dividend date. Shares received in lieu of cash dividends are recorded as dividend income. The Master Fund will not accrue interest or dividends on loans and securities as a receivable if there is reason to doubt the collectability of such income.

Loan origination fees, original issue discount, and market discount (premium) will be capitalized and such amounts will be accreted (amortized) as interest income (expense) over the respective term of the loan or security. Upon the prepayment of a loan or security, any unamortized loan origination fees and original issuance discount will be recorded as interest income. The Master Fund will record prepayment premiums on loans and securities as interest income when it receives such amounts.

Net Realized Gains or Losses and Net Change in Unrealized Appreciation or Depreciation

Gains or losses on the sale of investments will be calculated by using the specific identification method. The Master Fund will measure realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment including any unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period.

Organization and Offering Costs

Organization costs include, among other things, the cost of formation, including the cost of legal services and other fees pertaining to the Master Fund’s organization. Offering costs include, among other things, legal, accounting, printing and other costs pertaining to the preparation of the Master Fund’s Registration Statement on Form N-2 related to the offering of its common shares. Offering costs incurred by the Master Fund are recorded as a deferred charge and thereafter amortized to expense over 12 months on a straight-line basis. Organization costs incurred directly by the Master Fund are expensed as incurred.

Historically, the Master Fund charged offering costs against capital in excess of par value on its financial statements in error. In 2018, the Master Fund corrected its accounting treatment for offering costs to record such costs as a deferred charge and thereafter amortized to expense over 12 months on a straight-line basis. The correction resulted in the reclassification of $63,341 of offering costs to a

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2019

deferred charge, which had previously been recorded as a reduction to capital in 2017. Management concluded that the impact of the error and its correction was not material to the previously presented financial statements.

Pursuant to the Master Fund’s Advisory Agreement, the Advisor and its affiliates are entitled to receive reimbursement for costs each has paid on behalf of the Master Fund in connection with the offering. The Master Fund will be obligated to reimburse the Advisor and its affiliates, as applicable, for organization and offering costs (“O&O Costs”) to a limit of 1.0% of the aggregate proceeds from the offering. The Master Fund records O&O Costs each period based upon an allocation determined by the expectation of total O&O Costs to be reimbursed. For allocated O&O, organization costs are recorded as an expense in the statement of operations. Offering costs are recorded as a deferred charge and are thereafter amortized to expense over 12 months on a straight-line basis. On February 21, 2019, following the approval of the Plan by the Board of Trustees, the Master Fund’s offering was suspended. Upon the suspension of the offering, the deferred offering costs of $11,995 that had not been amortized, were expensed.

As of June 30, 2019, the Advisor incurred approximately $0.8 million of O&O Costs on behalf of the Master Fund. As of June 30, 2019 and December 31, 2018, approximately $1,800 and $64,000, respectively of offering costs were allocated to the Master Fund and reimbursed to the Advisor. There were no organization costs incurred by the Master Fund for the six months ended June 30, 2019 and the year ended December 31, 2018. Since inception of the Master Fund, all O&O Costs have been incurred by the Advisor.

Income Taxes

The Master Fund has elected to be treated for federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. To maintain qualification as a RIC, the Master Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to their respective shareholders, for each taxable year, at least 90% of its “investment company taxable income” and its net tax-exempt interest income. In general, a RIC’s “investment company taxable income” for any taxable year is its taxable income, determined without regard to net capital gains and with certain other adjustments. As a RIC, the Master Fund will not have to pay corporate-level federal income taxes on any income that it distributes to its shareholders. The Master Fund intends to distribute all or substantially all of their “investment company taxable income,” net tax-exempt interest income, if any, and net capital gains, if any, on an annual basis in order to maintain their RIC status each year and to avoid any federal income taxes on income. The Master Fund will also be subject to nondeductible federal excise taxes if it does not distribute at least 98.0% of net ordinary income, if any, and 98.2% of any capital gain net income, if any.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s unaudited financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Uncertainty in Income Taxes

The Master Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. For the six months ended June 30, 2019, the Master Fund did not incur any interest or penalties.

Distributions

Distributions to the Master Fund’s shareholders are recorded as of the record date.

On February 21, 2019, following approval of the Plan by the Board of Trustees, the Board determined that the Master Fund will no longer declare distributions effective April 1, 2019.

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2019

3.	Share Transactions

The following table summarizes the common shares issued by the Master Fund to the Feeder Funds during the six months ended June 30, 2019 and year ended December 31, 2018, respectively:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
CC Real Estate Income Fund	17,123	$100,000	877,009	$5,287,005
CC Real Estate Income Fund-T	—	—	297,195	1,791,000
CC Real Estate Income Fund-ADV	5,226	30,000	—	—
CC Real Estate Income Fund-C	2,962	17,000	20,938	125,000
Total Gross Proceeds from Issuance of Common Shares	25,311	147,000	1,195,142	7,203,005
Aggregate Consideration for Repurchased Shares	(139,542)	(796,785)	(152,610)	(921,079)
Net Proceeds from Share Transactions	(114,231)	$(649,785)	1,042,532	$6,281,926

As of June 30, 2019 and December 31, 2018 there were 5,860,189 and 5,974,420 common shares issued and outstanding, respectively.

Capital Transactions

Prior to commencement of operations, an affiliate of Colony Capital contributed $2,000,100, including the Seed Capital Investment to purchase 222,233 common shares of the Master Fund at $9.00 per share. These shares are now held by Colony Capital FV.

The Master Fund repurchased common shares held by the RE Income Fund and the RE Income Fund-T, to the extent necessary to accommodate repurchase requests under each Trust’s share repurchase program.

On February 21, 2019, following the approval of the Plan by the Board of Trustees, the Board determined that the Master Fund will no longer make any repurchase offers.

4.	Related Party Transactions

Management Fee

Pursuant to the Master Fund Advisory Agreement, and in consideration of the advisory services provided by the Advisor to the Master Fund, the Advisor is entitled to a fee consisting of two components - the management fee (“Management Fee”) and the incentive fee (“Incentive Fee”).

The Trusts will not incur a separate Management Fee or Incentive Fee under the Trusts’ advisory agreements for so long as the Trusts have a policy to invest all or substantially all of their net assets in the Master Fund, but the Trusts and shareholders will be indirectly subject to the Management Fee and Incentive Fee incurred by the Master Fund.

On February 23, 2017, the Board approved an amendment to the Master Fund’s Advisory Agreement for the calculation of the Management Fee. The Management Fee is calculated and payable quarterly in arrears at an annual rate of 1.25% of the Master Fund’s average daily net assets during such period.

The Management Fee may or may not be taken in whole or in part at the discretion of the Advisor. All or any part of the Management Fee not taken as to any quarter will be deferred without interest and may be taken in any such other quarter as the Advisor may determine. The Management Fee for any partial quarter will be appropriately prorated. The Advisor elected to waive the Management Fee for the three months ended June 30, 2019.

For the six months ended June 30, 2019, Management Fee expenses incurred were $214,338, of which the Advisor elected to waive $107,750, resulting in net Management fee expenses of $106,588.

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2019

Incentive Fee

The Incentive Fee is calculated and payable quarterly in arrears based upon the Master Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter. The Incentive Fee will be subject to a quarterly fixed preferred return to investors, expressed as a rate of return on the Master Fund’s adjusted capital, at the beginning of the most recently completed calendar quarter, of 1.50%, subject to a “catch-up” feature.

The calculation of the Incentive Fee for each quarter will be as follows:

No Incentive Fee will be payable in any calendar quarter in which the Master Fund’s pre-incentive fee net investment income does not exceed the quarterly hurdle rate of 1.50%;

100.0% of the Master Fund’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 1.715% in any calendar quarter will be payable to the Advisor. This portion of the Master Fund’s pre-incentive fee net investment income which exceeds the quarterly hurdle rate but is less than or equal to 1.715% is referred to as the “catch-up.” The “catch-up” provision is intended to provide the Advisor with an incentive fee of 12.5% on all of the Master Fund’s pre-incentive fee net investment income when the Master Fund’s pre-incentive fee net investment income reaches 1.715% in any calendar quarter; and

12.5% of the Master Fund’s pre-incentive fee net investment income, if any, that exceeds 1.715% in any calendar quarter is payable to the Advisor once the quarterly hurdle rate is reached and the catch-up is achieved (12.5% of all the Master Fund’s pre-incentive fee net investment income thereafter is allocated to the Advisor).

For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Master Fund’s operating expenses for the quarter (including the Management Fee, expenses reimbursed to the Advisor under the Master Fund’s Advisory Agreement and any interest expense and distributions paid on any issued and outstanding preferred shares, but excluding the offering and organization expenses and the Incentive Fee). Pre-incentive fee net investment income will include, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with payment-in-kind (“PIK”) interest and zero coupon securities), accrued income that the Master Fund has not yet received in cash. Pre-incentive fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation.

“Adjusted capital” means the cumulative gross proceeds received by the Master Fund from the sale of Master Fund shares (including pursuant to the Master Fund’s distribution reinvestment plan), reduced by distributions to investors that represent a return of capital and amounts paid in connection with repurchases of Master Fund shares pursuant to the Master Fund’s share repurchase program.

For the six months ended June 30, 2019, no incentive fee was incurred or payable to the Advisor.

Reimbursement of Operating Expenses

The Advisor is to be reimbursed by the Master Fund, as applicable, for actual costs incurred in connection with providing administrative services to the Master Fund. Allocation of the cost of such services to the Master Fund is primarily based on time allocations, but may also be based on objective factors such as total assets and/or revenues. For the six months ended and as of June 30, 2019, the amount of administrative services expenses incurred and payable were $313,044 and $129,546, respectively.

Support Agreements

On July 13, 2017, the Board approved separate expense support and conditional reimbursement agreements, each dated July 13, 2017, between Colony Capital FV and each of the Trusts and the Master Fund (each an “Expense Support Agreement”), whereby Colony Capital FV agreed to reimburse the Trusts and the Master Fund for expenses. On September 28, 2017, May 10, 2018 and February 25, 2019, the Board approved separate amended and restated expense support and conditional reimbursement agreements (the “Amended and Restated Expense Support Agreement”). The purpose of these agreements is to seek to minimize the extent to which any portion of Trusts’ distributions or Master Fund’s distributions, as applicable, will be characterized as a return of capital for U.S. GAAP purposes and to reduce operating expenses until the Trusts are generating net income to absorb such expenses. However, such distributions may still be characterized as a return of capital for U.S. federal income tax purposes.

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2019

Pursuant to the Amended and Restated Expense Support Agreements, Colony Capital FV will reimburse, on a quarterly basis, the Trusts and the Master Fund for expenses (excluding offering expenses) and/or provide additional support payments in an amount equal to the difference between the cumulative distributions paid to the Trust’s or the Master Fund’s Shareholders, as applicable, less the Trusts’ or the Master Fund’s Available Operating Funds during such quarter. “Available Operating Funds” means the net investment income of the Trusts or the Master Fund, as applicable, plus offering expenses, minus any reimbursement payments payable to Colony Capital FV pursuant to this arrangement. Colony Capital FV’s obligation to make an expense payment shall automatically become a liability of Colony Capital FV and the right to such expense payment shall be an asset of the Trusts or the Master Fund, as applicable, on each day that the Trusts’ or the Master Fund’s, as applicable, net asset value is calculated.

Notwithstanding Colony Capital FV’s obligations pursuant to the Amended and Restated Expense Support Agreement, the Master Fund will not be required to pay distributions to the Master Fund shareholders, including the Trusts.

The Trusts and the Master Fund have a conditional obligation to reimburse Colony Capital FV for any amounts funded under the Amended and Restated Expense Support Agreements in any calendar quarter occurring within three years of the date on which Colony Capital FV funded such amounts provided that (a) the annualized rate of regular distributions declared by the Trusts and the Master Fund at the time of such reimbursement is not less than the annualized rate of regular cash distributions declared by the Trusts and Master Fund at the time the expense payment was made to which such reimbursements relates and (b) the Operating Expense Ratio (as defined below) as of such Reimbursement Date (as defined in the Amended and Restated Expense Support Agreements) is not greater than the Operating Expense Ratio as of the expense payment date attributable to such specified expense payment. “Operating Expense Ratio” means Net Operating Expenses (as defined in the Amended and Restated Expense Support Agreements) as of the applicable period, expressed as a percentage of the average net assets of the Fund as of the relevant measurement date. If such conditions do not occur within three years of such expense payment, Colony Capital FV is no longer entitled to reimbursement.

In connection with the liquidation of the Trusts and the Master Fund, the Amended and Restated Expense Support Agreements terminated effective April 2, 2019. Following the termination of the Amended and Restated Expense Support Agreements the Trusts and the Master Fund will bear all of their ongoing expenses, which will include liquidation expenses incurred to implement the Plan.

For the six months ended June 30, 2019, the amount of expense support provided to the Master Fund by Colony Capital FV was $645,379.

The following table reflects the expense reimbursement accrued from the Advisor to the Master Fund through June 30, 2019.

Quarter Ended(1)	Amount of Expense Reimbursements	Annualized Rate of Distributions Per Common Share(2)	Operating Expense Ratio(3)	Reimbursement Eligibility Expiration
September 30, 2017	$976,543	7.08%	2.03%	September 30, 2020
December 31, 2017	$626,648	7.01%	1.13%	December 31, 2020
March 31, 2018	$613,334	7.02%	1.00%	March 31, 2021
June 30, 2018	$712,078	6.98%	1.39%	June 30, 2021
September 30, 2018	$730,025	6.83%	1.53%	September 30, 2021
December 31, 2018	$575,429	7.32%	1.46%	December 31, 2021
March 31, 2019	$645,379	7.07%	1.57%	March 31, 2022
_________________

(1)	The Expense Support Agreement was implemented in July 2017 effective for the calendar quarter ended March 31, 2017, and on a quarterly basis thereafter through the termination date of April 2, 2019.

(2)
The annualized rate of distributions per common share is expressed as a percentage equal to the annualized distribution amount as of the end of the applicable quarter (which is calculated by annualizing the regular daily cash distribution per common share as of such date without compounding), divided by the Master Fund’s NAV per common share as of such date. On February 21, 2019, following approval of the Plan by the Board of Trustees, the Board determined that the Master Fund will no longer declare distributions effective April 1, 2019.

(3)
The Operating Expense Ratio is calculated as follows: Net Operating Expenses (as defined in the Amended and Restated Expense Support Agreement) as of the applicable period, expressed as a percentage of the average net assets of the Master Fund as of the relevant measurement date.

Pursuant to a distribution support agreement (the “Distribution Support Agreement”) between the Master Fund and Colony Capital FV, Colony Capital FV previously agreed to purchase up to an aggregate of $10.0 million in Master Fund shares, at the current NAV per Master Fund share, of which $2.0 million was contributed by Colony Capital FV to the Master Fund as a seed capital investment (the “Seed Capital Investment”). On May 10, 2018, the Distribution Support Agreement was terminated. Other than the Seed Capital Investment, no amounts were purchased by Colony Capital FV pursuant to the Distribution Support Agreement.

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2019

Capital Contribution by Colony Capital

Prior to commencement of operations, an affiliate of Colony Capital contributed $2,000,100, which included the Seed Capital Investment, to purchase 222,233 common shares of the Master Fund at $9.00 per share. These shares are now held by Colony Capital FV.

Service Providers

MUFG Union Bank, N.A., serves as the Fund’s custodian. DST Systems, Inc. serves as the Fund’s transfer agent.

On January 9, 2017, the Master Fund and the Trusts entered into an administration agreement (the “Administration Agreement”) with ALPS Fund Services, Inc. (“ALPS” or the “Administrator”). ALPS, and/or its affiliates are responsible for, but not limited to, (i) maintaining financial books and records of the Master Fund and Trusts, (ii) providing administration services, and (iii) performing other accounting and clerical services as necessary in connection with the administration of the Master Fund and the Trusts.

Board of Trustees

Trustees who do not also serve in an executive officer capacity for the Trust, the Feeder Funds, the Master Fund or the Advisor are entitled to receive from the Master Fund an annual fixed fee of $65,000 (to be prorated for a partial term), an additional fee per Board meeting attended of $2,000, an additional fee per committee meeting attended of $1,000 and our audit committee chairperson will receive an additional $10,000 annual retainer (to be prorated for a partial term). These trustees are Daniel J. Altobello, Dianne P. Hurley and Gregory A. Samay. Dianne P. Hurley serves as the lead Independent Trustee/audit committee chairperson. The Master Fund will also reimburse each of the trustees for all reasonable and authorized business expenses in accordance with the Master Fund’s policies as in effect from time to time, including reimbursement of reasonable out-of-pocket expenses incurred in connection with attending each in-person Board meeting and each committee meeting not held concurrently with a Board meeting. The Master Fund does not pay compensation to trustees who also serve in an executive officer capacity for the Trust, the Feeder Funds, the Master Fund or the Advisor.

5.	Investment Portfolio

The following table summarizes the composition of the Master Fund’s investment portfolio at cost and fair value as of June 30, 2019:

	June 30, 2019
	Cost(1)	Fair Value	Percentage of Portfolio
CMBS	$4,836,815	$5,058,069	45.8%
Affiliated Investments	6,067,099	3,288,530	29.8%
Common Stock	1,402,000	1,464,353	13.3%
Term Loan	1,221,961	1,221,961	11.1%
	$13,527,875	$11,032,913	100.0%
_________________
(1)    Cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

For the six months ended June 30, 2019, purchases of securities were $763,006 and the proceeds from sales of securities were $29,723,414.

Under ASC Topic 820, fair value is defined as the price that the Master Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. ASC Topic 820 emphasizes that valuation techniques should maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Master Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Master Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2019

Level 1:	observable inputs such as quoted prices in active markets;
Level 2:	includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and
Level 3:	unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of June 30, 2019, the Master Fund’s investments were categorized as follows in the fair value hierarchy:

Investments at Fair Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
CMBS	$—	$5,058,069	$—	$5,058,069
Affiliated Investments	—	—	3,288,530	3,288,530
Term Loan	—	—	1,221,961	1,221,961
Common Stocks	1,464,353	—	—	1,464,353
Total	$1,464,353	$5,058,069	$4,510,491	$11,032,913

As of June 30, 2019, the Master Fund did not hold any deliverable swap futures.

The Master Fund’s investments as of June 30, 2019 consisted primarily of CMBS, one publicly traded equity security, a term loan and a direct affiliated investment. The Master Fund valued its performing CMBS investments by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service. For non-performing or distressed investments, if any, the Master Fund will value such investments by using the bid price. There were no non-performing or distressed investments as of June 30, 2019.

The Master Fund periodically benchmarks the bid and ask prices it receives from the third-party pricing service and/or dealers against the actual prices at which the Master Fund purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Master Fund’s management in purchasing and selling these investments in other investment funds managed by the sponsors, the Master Fund believes that these prices are reliable indicators of fair value. The Master Fund may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Master Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Master Fund purchases and sells its investments. The Master Fund’s Valuation Committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Master Fund’s valuation process.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset Type	Beginning Balance January 1, 2019	Accrued Discount/ Premium	Realized Gain/ (Loss)	Change in Unrealized (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Ending Balance June 30, 2019	Net change in unrealized (depreciation) attributable to Level 3 investments held at June 30, 2019

Core Property Corp. Equity	$606,700	$—	$—	$(606,800)	$100	$—	$—	$—	$—	$(606,800)
Core Property Corp. Mezzanine Loan	5,460,299	—	—	(2,171,769)	—	—	—	—	3,288,530	(2,171,769)
Term Loan	458,955	—	—	—	763,006	—	—	—	1,221,961	—
Total	$6,525,954	$—	$—	$(2,778,569)	$763,106	$—	$—	$—	$4,510,491	$(2,778,569)

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2019

The table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2019:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value as of June 30, 2019	Valuation Technique	Unobservable Inputs	Range	Weighted Average
Core Property Corp. Equity	$—	Asset Liquidation Analysis	N/A	N/A	N/A
Core Property Corp. Mezzanine Loan	$3,288,530	Asset Liquidation Analysis	N/A	N/A	N/A
Term Loan	$1,221,961	Cash Equivalency Analysis	Discount Rate	11.00%	N/A

All level 3 investments have values determined utilizing third party pricing information without adjustment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or the Advisor believes the price provided is not reliable, securities of the Funds may be valued at fair value as described above. In these instances the Advisor may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

As of June 30, 2019, the Master Fund valued its mezzanine loan investment at $3,288,530 and its equity investment at $0, with the overall investment in Core Property Corp. valued at $3,288,530. This investment was fair valued by management in conjunction with the assistance of a third party pricing vendor. The fair valuation of this position included the analysis of the expected selling price less estimated selling costs based on the current status of the sales process. The valuation was approved in conjunction with the valuation policies and procedures of the Master Fund.

On a quarterly basis, the Advisor presents the factors considered in determining the fair value measurements and presents that information to the valuation and audit committee.

6.	Distributions

The following table reflects the distributions declared by the Board for the Master Fund’s common shares for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017:

	Distribution Per Share		Amount
Period
For the six months ended June 30, 2019	$0.1036	(1)	$607,000
For the year ended December 31, 2018	$0.4199	(2)	$2,362,756
For the year ended December 31, 2017	$0.2551	(3)	$802,477
_________________

(1)	Based on the weighted average shares outstanding during the distribution period from January 1, 2019 to March 31, 2019.

(2)	Based on the weighted average shares outstanding from January 1, 2018 to December 31, 2018.

(3)	Based on the weighted average shares outstanding during the distribution period from June 1, 2017 to December 31, 2017.

On November 7, 2018, the Board declared daily distributions at an annualized rate of $0.42 per common share from January 1, 2019 through March 31, 2019.

Distributions are accrued daily and paid monthly. Distributions are payable on the first business day of the following month.

The character of distributions to shareholders made during the period may differ from their ultimate characterization for federal income tax purposes.

On February 21, 2019, following approval of the Plan by the Board of Trustees, the Board determined that the Master Fund will no longer declare distributions effective April 1, 2019.

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2019

7.	Income Taxes

The Master Fund has elected to be treated for federal income tax purposes as a RIC under Subchapter M of the Code. As a RIC, the Master Fund will not have to pay corporate-level federal income taxes on any income that it distributes to its shareholders. The Master Fund intends to distribute all or substantially all of its “investment company taxable income,” net tax-exempt income, if any, and net realized capital gains, if any, on an annual basis in order to maintain their RIC status each year and to avoid any federal income taxes on income.

8.	Affiliated Investments

The Master Fund holds an interest in a wholly owned subsidiary, Core Property Corp. which was formed on February 3, 2016 as a Maryland corporation with the intent to invest, through wholly owned special purpose vehicles, in certain direct and indirect equity investments in CRE properties and in CRE debt and securities. On March 31, 2016, the Master Fund invested $100 in Core Property Corp. to fund its initial capitalization.

On November 15, 2018, Core Property Corp., through its wholly owned subsidiary, Core DG Owner LLC, closed on its first investment of 15 triple net lease Dollar General properties (the “Dollar General Portfolio”). This investment was structured by the Master Fund as a mezzanine loan investment to Core Property Corp. of $5,460,299 and an equity investment into Core Property Corp. of $606,800, with the overall investment into Core Property Corp. totaling $6,067,099.

As a result of the ongoing liquidation of the assets of the Master Fund, the Dollar General Portfolio was classified as a held-for-sale security by Core Property Corp. at June 30, 2019, and was marked down to the expected selling price less estimated selling costs.

The following table shows unaudited summarized financial information for Core Property Corp.:

For the Six Months Ended
June 30, 2019
(Unaudited)
Consolidated Statement of Operations
Total revenues	$606,407
Total expenses	$629,966
Operating loss	$(23,559)
Less: Depreciation and amortization	$277,949
Less: Fair value adjustment	$1,763,908
Net loss	$(2,065,416)

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2019

9.	Financial Highlights

The following is a schedule of financial highlights:

	For the				For the
	Six Months Ended		For the	For the	period from May 6, 2016(1)
	June 30, 2019		Year Ended	Year Ended	through
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016
Per share data(2):
Net asset value, beginning of period	$5.74		$5.99	$7.44	$9.00
Results of operations
Net investment income (loss)(3)	0.10		0.41	0.24	(1.56)
Net realized and unrealized (loss) gain on investments	(0.29)		(0.25)	(1.40)	—
Net (decrease) increase in net assets resulting from operations	(0.19)		0.16	(1.16)	(1.56)

Shareholder distributions
Distributions from net investment income(4)	(0.10)		(0.42)	(0.26)	—
Net decrease in net assets resulting from shareholder distributions	(0.10)		(0.42)	(0.26)	—

Capital transactions
Offering costs(3)	—		0.01	(0.03)	—
Net increase (decrease) in net assets resulting from capital transactions	—		0.01	(0.03)	—
Net asset value, end of period	$5.45		$5.74	$5.99	$7.44

Shares outstanding, end of period	5,860,189		5,974,420	4,931,887	222,233

Total return(5)	(3.4)%	(6)	2.7%	(15.8)%	(17.3)%	(6)

Ratios/Supplemental Data:
Net assets, end of period	$31,929,718		$34,281,201	$29,521,955	$1,653,952

Ratio of net investment income (loss) to average net assets(7)(8)	3.5%		6.8%	4.0%	(28.4)%

Ratio of total operating expenses to average net assets((7)(8)	7.0%		7.2%	10.8%	28.4%
Ratio of expense reimbursement from Advisor to average net assets(7)(8)	(3.8)%		(7.8)%	(13.7)%	0.0%
Ratio of management fee waived by Advisor to average net assets((7)(8)	(0.6)%		—%	—%	—%
Ratio of net operating expenses to average net assets((7)(8)	2.6%		(0.6)%	(2.9)%	28.4%

Portfolio turnover rate	2.5%	(6)	1.0%	0.0%	Not applicable

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2019

(1)	Commencement of operations.
(2)	Per share data may be rounded in order to compute the ending net asset value per share.
(3)	The per share data was derived by using the average number of common shares outstanding during the applicable period.
(4)
The per share data was derived by using the average number of common shares outstanding during the applicable distribution period from January 1, 2019 to March 31, 2019; January 1, 2018 to December 31, 2018 and June 1, 2017 to December 31, 2017.

(5)
Total return is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the Master Fund at the Master Fund’s net asset value per share as of the share closing date occurring on or immediately following the distribution payment date. The total return includes the effect of the expense reimbursement from the Advisor which causes an increase in net asset value per share. There were no distributions for the period ended December 31, 2016.

(6)	Not Annualized
(7)	Average daily net assets for the applicable period are used for this calculation.
(8)	Annualized

CC REAL ESTATE INCOME MASTER FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2019

10.	Commitments and Contingencies

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations which provide general indemnifications. The Master Fund’s maximum exposure under the arrangements cannot be known; however, the Master Fund expects any risk of loss to be remote.

11.	Description of Plan of Dissolution, Liquidation and Termination and Related Items

On February 21, 2019, the Board of Trustees, at the recommendation of the Advisor, approved a Plan that provided for the dissolution, complete liquidation and termination of the Funds and the assets therein and the distribution of the net proceeds of such liquidation to the Funds and the Shareholders, respectively, on a pro rata basis. The Advisor and the Board have determined that the Funds have limited prospects for meaningful growth. As a result, the Advisor and the Board believe the liquidation of the Funds is in the best interest of the Shareholders. Following the approval of the Plan, the Funds were closed to new investors, the offering has been suspended, and the Advisor began the process of liquidating the Master Fund’s portfolio. As the Funds have adopted the Plan, the Board has determined that the Trusts will no longer make any repurchase offers. Distributions have been declared through March 31, 2019. In addition, in preparation for a liquidation of the Funds, the Board has approved the termination of the Distribution Reinvestment Plan, effective as of the date of approval of the Plan.

The Funds shall have the authority to engage in such transactions, including without limitation, the sale of portfolio securities for cash, as applicable and as may be appropriate for the Fund’s dissolution, liquidation and termination. The Funds will convert all of their portfolio securities and other assets for cash and cash equivalents and reserve a portion of the proceeds to pay all the outstanding debts, claims and obligations of the Funds, together with the expenses related to carrying out the Plan.

In connection with the liquidation of the Funds, the Expense Support Agreements entered into by Colony Capital FV with the Funds were terminated effective April 2, 2019. Following the termination of the Expense Support Agreements, the Funds will bear all of their ongoing expenses, which will include liquidation expenses incurred to implement the Plan.

Liquidating Distributions

The Funds will distribute to each Shareholder of record an initial cash liquidating distribution equal to the Shareholder’s proportionate interest in the assets of the Funds that have not been reserved for payment of the Fund’s debts, claims and obligations and final expenses. A second liquidating distribution above a de minimis threshold of $100 per Shareholder may be made to the extent that any assets remain after payment of the Fund’s debts, claims and obligations and final expenses. In connection with each distribution, a check in the amount owed to each Shareholder will be mailed to the last address of such Shareholder appearing on the records of the Funds.

12.	Recent Accounting Pronouncement

In August 2018, the FASB issued ASU 2018-13, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement. The update to ASC Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. The impact of this ASU on the Master Fund Financial Statements is currently being evaluated.

13.	Subsequent Events

Investment Transactions

On August 1, 2019, the Master Fund sold a CMBS investment for net proceeds of $2,159,396 resulting in a realized loss of $83,769.

Other

Other than noted above, the management of the Master Fund has evaluated events and transactions through August 5, 2019, the date of financial statement issuance and has determined that there are no material events that would require adjustments to or disclosure in the Master Fund’s financial statements.

CC REAL ESTATE INCOME MASTER FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)
JUNE 30, 2019

Board Consideration and Approval of the Continuation of the Advisory Agreements

At an in-person joint meeting (the “Meeting”) of the Boards of Trustees (the “Board”) of the Master Fund and Feeder Funds (the “Funds”) held on February 21, 2019, the Board, including a majority of the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), considered the continuation of the Master Fund Advisory Agreement, RE Income Fund’s Advisory Agreement, RE Income Fund-T’s Advisory Agreement, RE Income Fund-ADV’s Advisory Agreement and RE Income Fund-C’s Advisory Agreement (collectively, the “Advisory Agreements”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreements. In its consideration of the continuation of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. At the Meeting, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreements after determining that the Advisor’s compensation, pursuant to the terms of the Advisory Agreements, is fair and reasonable and concluded that the approval of the continuation of the Advisory Agreements would be in the best interest of the shareholders. The Board’s approval was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.
At the Meeting, counsel also referred to the “Gartenberg Memorandum,” which had been distributed to the Board in advance, outlining the legal standards applicable to the Independent Trustees under the 1940 Act with respect to the approval of the continuation of to the Advisory Agreements. In addition, the Independent Trustees met at length with counsel, outside the presence of the Trusts’ and Master Fund’s management, to discuss the materials provided by the Advisor and to consider any additional questions they had of the Advisor.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Advisory Agreements:
Nature, Scope and Quality of Services. The Board examined the nature, scope and quality of the services provided by the Advisor to each of the Funds, including any administrative or other services. The Board discussed the nature of the Advisor’s operations, the quality of the Advisor’s compliance infrastructures and reviewed and considered the qualifications and the experience of their respective fund management personnel, which has been made available to pursuant to staffing agreements with affiliates of CLNY. The Board concluded that the Advisor had provided a level of service consistent with the Board’s expectations. The Board further concluded that the Advisor has the ability to continue to provide a level of service consistent with the Board’s expectations and determined that their fund management personnel is well-qualified by education and/or training and experience to perform the services in an efficient and professional manner.
Performance. With respect to performance, the Board reviewed data with respect to other accounts managed by affiliates of the Advisor and the performance of the Master Fund. The Board discussed the background and experience of the Advisor’s portfolio managers for the Master Fund, and the Advisor’s investment selection and due diligence process. The Board concluded that, based on the performance data and experience of the proposed portfolio managers for the Feeder Funds through its investment in the Master Fund, including their extensive backgrounds in the real estate industry, the Advisor has a reasonable expectation of delivering acceptable performance to shareholders.
Fees and Expenses. The Board engaged in a lengthy discussion with the Advisor regarding the fee arrangement for the Master Fund, including a discussion regarding both the Management Fee and the Incentive Fee. The Board noted that the Advisor’s base management fee and incentive fee in relation to those of other funds in the market with similar strategies and/or structures. Further, the Board discussed the process by which the Advisor or its affiliates are reimbursed for certain expenses incurred in connection with providing services to the Master Fund, including certain administrative services, as stipulated in the Master Fund Advisory Agreement.
Following the discussion and in accordance with the Fund Advisory Agreements, it was proposed that in light of the Advisor’s arrangement with the Master Fund and the fact that each of RE Income Fund, RE Income Fund-T, RE Income Fund-ADV and RE Income Fund-C have and would continue to seek to achieve its investment objectives by investing substantially all of their assets in the Master Fund, the Advisor would continue to not charge the other feeder funds a management fee or incentive fee with respect to any period during which the only investment security held by such feeder funds is that of the Master Fund. In addition, the Board discussed the process by which the Advisor or its affiliates would be reimbursed for certain expenses incurred by them in connection with providing administrative services to RE Income Fund, RE Income Fund-T, RE Income Fund-ADV and RE Income Fund-C, as provided in the Fund Advisory Agreements.

CC REAL ESTATE INCOME MASTER FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)
JUNE 30, 2019

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Master Fund. It was the consensus of the Board that based on the anticipated size of the Master Fund for the next year of the Advisory Agreements and the proposed liquidation of the Funds, economies of scale were not a relevant consideration at this time.
Profitability. The Board considered the anticipated profits to be realized by the Advisor in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. The Board noted that any projection of profits is speculative.
Following a substantial discussion, and based on its review of the information received, the Board concluded that each of the Advisor’s expected level of profitability from its respective relationships with the Funds was not expected to be excessive in light of the advisory, administrative and other services to be provided to the Funds.
Other Benefits. The Board also considered other benefits received by the Advisor and its affiliates as a result of their existing relationships with the Funds. The Board determined that they did not regard any other benefits as excessive.
Conclusion. The Board approved the continuation of the Advisory Agreements. The Board’s decision to approve the continuation of Advisory Agreements reflects the exercise of its business judgment to enter into such agreements.

CC REAL ESTATE INCOME MASTER FUND
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)
JUNE 30, 2019

Changes in and Disagreements with Accountants on Accounting and Financial Disclosure

The Master Fund has not had any changes in or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.

Form N-Q Filings

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Master Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room located at 100 F Street, NE, Washington, DC 20549. Shareholders may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC-0330.

Proxy Voting Policies and Procedures

The Master Fund has delegated its proxy voting responsibility to the Advisor. Shareholders may obtain a copy of the Advisor’s proxy voting policies and procedures upon request and without charge by calling the Fund at 877-940-8777 or on the SEC’s website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Advisor voted proxies with respect to the Master Fund’s portfolio securities during the most recent 12- month period will be available without charge by making a written request to the Master Fund’s Chief Compliance Officer, c/o Colony Capital, Inc., at 590 Madison Avenue, New York, New York 10022, by calling the Master Fund at (212) 547-2600, or on the SEC’s website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about the trustees of the Master Fund. The registration statement is available, without charge, upon request by calling the Master Fund toll free at 877-940-8777.

CORPORATE DIRECTORY

BOARD OF TRUSTEES

INTERESTED TRUSTEES
Kevin P. Traenkle
Chairman of the Board,
Chief Executive Officer & President
Interested Trustee
Executive Vice President and
Chief Investment Officer of
Colony Capital, Inc.

INDEPENDENT TRUSTEES
Dianne P. Hurley
Lead Independent Trustee

Daniel J. Altobello
Independent Trustee

Gregory A. Samay
Independent Trustee

EXECUTIVE OFFICERS

Kevin P. Traenkle
Chairman of the Board,
Chief Executive Officer & President

Frank V. Saracino
Chief Financial Officer & Treasurer

William Hughes, III
Chief Operating Officer

Kristen Whealon
Chief Compliance Officer

Ronald M. Sanders
Secretary

CORPORATE HEADQUARTERS

590 Madison Avenue, 34th Floor
New York, NY 10022
212.547.2600
CCREIFUND.com

TRANSFER AGENT
DST Systems, Inc.
430 W. 7th Street
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Pricewaterhouse Coopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Clifford Chance US LLP
31 W. 52nd Street
New York, NY 10019

CUSTODIAN
MUFG Union Bank, N.A.
350 California Street, Suite 2018
San Francisco, CA 94104

EXCLUSIVE WHOLESALE MARKETING AGENT
S2K Financial, LLC
777 Third Avenue, 28th Floor
New York, NY 10017

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, #1100
Denver, CO 80203

Item 2. Code of Ethics.

Not applicable to this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable to this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report on Form N-CSR.

Item 6. Investments.

(a)	The Master Fund’s unaudited schedule of investment as of June 30, 2019 is included as part of the Semi-Annual Report included in Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to this semi-annual report on Form N-CSR.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which the Master Fund’s shareholders may recommend nominees to the Master Fund’s board of trustees during the period covered by this semi-annual report on Form N-CSR.

Item 11. Controls and Procedures.

(a)
The Master Fund’s principal executive officer and principal financial officer have evaluated the Master Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this semi-annual report on Form N-CSR and have concluded that the Master Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Master Fund in this semi-annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There was no change in the Master Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this semi-annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Master Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

None.

Item 13. Exhibits.

(a)(1)	Not applicable

(a)(2)	The certifications of the Master Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications of the Master Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CC Real Estate Income Master Fund

By:	/s/ Kevin P. Traenkle
Kevin P. Traenkle
Chief Executive Officer and President
Date:	August 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin P. Traenkle
Kevin P. Traenkle
Chief Executive Officer and President
(Principal Executive Officer)
Date:	August 5, 2019

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date:	August 5, 2019